Financial Risk Management (Details 2) € in Thousands, ¥ in Thousands, £ in Thousands, $ in Thousands, $ in Thousands	Jun. 30, 2018 NZD ($)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2018 GBP (£)	Jun. 30, 2018 AUD ($)	Jun. 30, 2018 EUR (€)	Jun. 30, 2017 NZD ($)	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 GBP (£)	Jun. 30, 2017 AUD ($)	Jun. 30, 2017 EUR (€)
Net financial position	$ (108,620)	¥ (9,390)	£ 4,546	$ 5,420	€ 36,612	$ (145,811)	¥ (6,858)	£ 5,531	$ 14,557	€ 27,538
Notional forward exchange cover	0	0	4,543	5,415	36,600	0	0	5,528	14,838	27,529
Net unhedged position	(108,620)	(9,390)	3	5	12	(145,811)	(6,858)	3	(281)	9
Cash and cash equivalents [Member]
Financial assets	12,363	579	3	6	13	2,642	280	2	1,011	12
Receivables [Member]
Financial assets	99,016	1,450	4,624	7,245	37,659	84,584	2,870	5,632	16,896	32,866
Finance receivables [Member]
Financial assets	26,685	0	0	0	0	23,728	0	0	0	0
Bank facilities [Member]
Financial liabilities	(150,012)	(3,476)	0	0	0	(85,472)	(886)		(1,281)	0
Payables [Member]
Financial liabilities	$ (96,672)	¥ (7,943)	£ (81)	$ (1,831)	€ (1,060)	$ (171,293)	¥ (9,122)	£ (103)	$ (2,069)	€ (5,340)